Other intangible assets (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 44,367		₨ 44,665
Ending balance	27,659	$ 367	44,367
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	85,571		85,541
Additions	1,806		2,144
Disposals/De-recognitions	(815)		(3,576)	[1]
Effect of changes in foreign exchange rates	4,534		1,462
Ending balance	91,096		85,571
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	41,204		40,876
Amortization for the year	3,832		3,828
Impairment loss	16,757		116
Disposals/De-recognitions	(750)		(3,172)	[1]
Effect of changes in foreign exchange rates	2,394		(444)
Ending balance	63,437		41,204
Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	42,394		42,898
Ending balance	25,799		42,394
Product related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	81,971		82,187
Additions	1,641		1,542
Disposals/De-recognitions	(814)		(3,219)	[1]
Effect of changes in foreign exchange rates	4,532		1,461
Ending balance	87,330		81,971
Product related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39,577		39,289
Amortization for the year	3,554		3,432
Impairment loss	16,757		116
Disposals/De-recognitions	(749)		(2,815)	[1]
Effect of changes in foreign exchange rates	2,392		(445)
Ending balance	61,531		39,577
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		0
Ending balance	0		0
Customer related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		357
Additions	0		0
Disposals/De-recognitions	0		(357)	[1]
Effect of changes in foreign exchange rates	0		0
Ending balance	0		0
Customer related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		357
Amortization for the year	0		0
Impairment loss	0		0
Disposals/De-recognitions	0		(357)	[1]
Effect of changes in foreign exchange rates	0		0
Ending balance	0		0
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,973		1,767
Ending balance	1,860		1,973
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,600		2,997
Additions	165		602
Disposals/De-recognitions	(1)		0	[1]
Effect of changes in foreign exchange rates	2		1
Ending balance	3,766		3,600
Others [Member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,627		1,230
Amortization for the year	278		396
Impairment loss	0		0
Disposals/De-recognitions	(1)		0	[1]
Effect of changes in foreign exchange rates	2		1
Ending balance	₨ 1,906		₨ 1,627

[1]	Gain on disposal of assets for the year ended March 31, 2019 includes an amount of Rs.682 representing the profit on sale of intangible assets forming part of the Company’s Proprietary Products segment.